Consolidated Statement of Cash Flow - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019		Dec. 31, 2018		Dec. 31, 2017
Cash flows from operating activities:
Profit/(loss) for the year	$ 73,680		$ (46,927)		$ 6,602
Items included in net income not affecting cash flows:
Depreciation and amortization	115,584		103,476		96,758
Impairment charges	0		3,500		8,540
Amortization of upfront fees	8,003		11,559		7,375
Profit/(loss), sale of vessel	0		(75)		3,540
Fair value gain/(loss) on derivative financial liabilities	9,863		5,191		(2,154)
Compensation related to options and restricted stock	2,331		2,599		4,948
(Gain)/loss purchase of convertible bond	0		3,589		(1,035)
Share of profit in associated companies	(852)		(858)		(802)
Changes in operating assets and liabilities:
Accounts receivable and accrued revenues	(47,651)		(25,421)		(9,869)
Capitalized voyage expenses	(2,518)		255		0
Prepaid expenses	(508)		(1,141)		430
Accounts payable and accrued expenses	(1,033)		8,234		5,407
Deferred shipping revenues	930		0		(2,154)
Bunkers, lube oils and consumables	(1,874)		(9,994)		(15,769)
Net cash provided by operating activities	155,956		53,985		101,817
Cash flows from investing activities:
Investment in vessels	(53,803)		(11,845)		(165,649)
Investment in vessels under construction	0		(223,033)		(132,536)
Proceeds from sale of vessels	0		46,393		111,418
Dividend received from associated company	513		409		415
Investment in property, plant and equipment	(79)		(88)		(193)
Net cash used in investing activities	(53,369)		(188,165)		(186,545)
Cash flows from financing activities
Cash dividends paid	(28,685)		(11,487)		(23,328)
Repayment principal element of lease liability	(370)		0		0
Issuance of long term debt	64,990		577,685		200,452
Purchase of treasury shares	(3,248)		(5,026)		0
Issuance of convertible bonds	(7)		38,945		0
Purchase of convertible bonds	0		0		(17,104)
Repayment of long term debt	(156,430)		(448,285)		(107,295)
Repayments of convertible bonds	(6,426)		0		0
Net cash (used in)/provided by financing activities	(130,176)		151,832		52,725
Net (decrease)/increase in cash and cash equivalents	(27,588)		17,652		(32,003)
Cash and cash equivalents at beginning of period	94,944	[1],[2]	77,292		109,295
Cash and cash equivalents at end of period	67,356	[1],[2]	94,944	[1],[2]	77,292
Specification of items included in operating activities:
Interest paid	49,233		40,040		32,253
Interest received	$ 1,077		$ 345		$ 140

[1]	Amortized cost.
[2]	Cash and cash equivalents include $221 thousand in restricted cash in 2019 and $638 thousand in 2018, including employee withholding tax.